UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

144A Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

01/01/2016 to 12/31/2016

Date of Report (Date of earliest event reported) N/A

Platform Funding Ltd

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 025-00623

Central Index Key Number of securitizer: 0001542282

Andrew Beech 0044161 201 7807

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule15Ga-1(c)(2)(ii)  ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Platform Funding Limited (Securitizer)

Date 02.02.2017

(Signature)*

/s/ Daniel Mundy
Daniel Mundy–Director

2